CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues:
Operating revenues	$ 4,638,213	$ 3,775,247	$ 1,349,977
Operating costs and expenses:
General and administrative	(568,701)	(488,127)	(423,225)
Payments to the Philippine Parties	(41,939)	(42,451)	(28,894)
Pre-opening costs	(20,852)	(43,994)	(15,585)
Development costs	(5,433)	(1,202)	0
Amortization of gaming subconcession	0	0	(32,785)
Amortization of land use rights	(19,956)	(22,670)	(22,662)
Depreciation and amortization	(521,582)	(520,726)	(466,492)
Property charges and other	(13,221)	(228,437)	(39,982)
Total operating costs and expenses	(4,153,586)	(3,710,288)	(2,093,082)
Operating income (loss)	484,627	64,959	(743,105)
Non-operating income (expenses):
Interest income	15,766	23,305	26,458
Interest expense, net of amounts capitalized	(486,721)	(492,391)	(376,722)
Other financing costs	(7,362)	(4,372)	(6,396)
Foreign exchange (losses) gains, net	(15,492)	2,232	3,904
Other income, net	3,833	2,748	3,930
(Loss) gain on extinguishment of debt	(1,000)	1,611	0
Total non-operating expenses, net	(490,976)	(466,867)	(348,826)
Loss before income tax	(6,349)	(401,908)	(1,091,931)
Income tax expense	(21,610)	(13,422)	(5,236)
Net loss	(27,959)	(415,330)	(1,097,167)
Net loss attributable to noncontrolling interests	71,502	88,410	166,641
Net income (loss) attributable to Melco Resorts & Entertainment Limited	$ 43,543	$ (326,920)	$ (930,526)
Net income (loss) attributable to Melco Resorts & Entertainment Limited per share:
Basic	$ 0.034	$ (0.249)	$ (0.669)
Diluted	$ 0.034	$ (0.249)	$ (0.669)
Weighted average shares outstanding used in net income (loss) attributable to Melco Resorts & Entertainment Limited per share calculation:
Basic	1,296,361,341	1,314,605,173	1,391,154,836
Diluted	1,299,430,914	1,314,605,173	1,391,154,836
Casino [Member]
Operating revenues:
Operating revenues	$ 3,772,655	$ 3,077,312	$ 1,076,398
Operating costs and expenses:
Cost of revenue	(2,524,565)	(2,034,848)	(912,839)
Rooms [Member]
Operating revenues:
Operating revenues	422,565	338,224	116,552
Operating costs and expenses:
Cost of revenue	(127,884)	(87,637)	(46,199)
Food and Beverage [Member]
Operating revenues:
Operating revenues	285,933	208,885	85,518
Operating costs and expenses:
Cost of revenue	(230,284)	(163,492)	(82,000)
Entertainment, Retail and Other [Member]
Operating revenues:
Operating revenues	157,060	150,826	71,509
Operating costs and expenses:
Cost of revenue	$ (79,169)	$ (76,704)	$ (22,419)